RESTRICTED STOCK AWARDS (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of Restricted Stock Awards
SCHEDULE OF RESTRICTED STOCK AWARDS

Restricted Stock Award transactions during the six months ended June 30, 2024 and the year ended December 31, 2023 were as follows:

	June 30, 2024		December 31, 2023
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Period	9,483,720	$0.00	7,983,720	$0.00
Granted	2,000,000	0.06	1,500,000	0.03
Exercised	-	-	-	-
Forfeited or Cancelled	-	-	--	-
Outstanding at End of Period	11,483,720	0.00	9,483,720	0.00
RSA vested at Period-End	2,000,000	0.03	1,500,000	0.02
Weighted-Average Fair Value of RSAs Granted During the Period	$0.02		$0.01